Summary of Significant Accounting Policies - Initial application of new standards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Revenues:
Total revenues	$ 1,210,127	$ 880,978	[1]	$ 626,684	[1]
Total operating expenses	1,063,204	754,333	[1]	563,357	[1]
Income tax (expense) benefit	(32,065)	(55,301)	[1]	14,951	[1]
Net loss	$ (637,621)	$ (113,432)	[1]	$ (37,449)	[1]
Basic net loss per share (USD per share)	$ (2.67)	$ (0.49)	[1]	$ (0.17)	[1]
Diluted net loss per share (USD per share)	$ (2.67)	$ (0.49)	[1]	$ (0.17)	[1]
Current assets:
Prepaid expenses and other current assets	$ 30,236	$ 29,735	[1]	$ 24,139	[1]
Non-current assets:
Deferred tax assets	17,084	59,220	[1]	184,898	[1]
Other non-current assets	76,645	13,466	[1]	10,047	[1]
Current liabilities:
Deferred revenue	440,954	324,394	[1]	234,765	[1]
Non-current liabilities:
Deferred tax liabilities	13,872	12,160	[1]	44,366	[1]
Deferred revenue	27,866	18,477	[1]	10,430	[1]
Accumulated deficit	(765,637)	(128,016)	[1]	(14,584)	[1]
Subscription
Revenues:
Total revenues	633,950	410,694	[1]	249,823	[1]
Maintenance
Revenues:
Total revenues	394,526	326,511	[1]	264,453	[1]
Perpetual license
Revenues:
Total revenues	93,593	83,171	[1]	74,058	[1]
Other
Revenues:
Total revenues	$ 88,058	60,602	[1]	38,350	[1]
As Reported
Revenues:
Total revenues		873,950		619,936
Total operating expenses		755,008		563,861
Income tax (expense) benefit		(53,507)		17,148
Net loss		$ (119,341)		$ (42,504)
Basic net loss per share (USD per share)		$ (0.52)		$ (0.19)
Diluted net loss per share (USD per share)		$ (0.52)		$ (0.19)
Current assets:
Prepaid expenses and other current assets		$ 28,159		$ 23,317
Non-current assets:
Deferred tax assets		64,662		188,239
Other non-current assets		12,286		9,269
Current liabilities:
Deferred revenue		340,834		245,306
Non-current liabilities:
Deferred tax liabilities		12,051		43,950
Deferred revenue		19,386		10,691
Accumulated deficit		(142,570)		(23,229)
As Reported | Subscription
Revenues:
Total revenues		403,214		242,128
As Reported | Maintenance
Revenues:
Total revenues		325,898		265,521
As Reported | Perpetual license
Revenues:
Total revenues		85,481		74,565
As Reported | Other
Revenues:
Total revenues		59,357		37,722
IFRS 15 Adjustment
Revenues:
Total revenues		7,028		6,748
Total operating expenses		(675)		(504)
Income tax (expense) benefit		(1,794)		(2,197)
Net loss		$ 5,909		$ 5,055
Basic net loss per share (USD per share)		$ 0.03		$ 0.02
Diluted net loss per share (USD per share)		$ 0.03		$ 0.02
Current assets:
Prepaid expenses and other current assets		$ 1,576		$ 822
Non-current assets:
Deferred tax assets		(5,442)		(3,341)
Other non-current assets		1,180		778
Current liabilities:
Deferred revenue		(16,440)		(10,541)
Non-current liabilities:
Deferred tax liabilities		109		416
Deferred revenue		(909)		(261)
Accumulated deficit		14,554		8,645
IFRS 15 Adjustment | Subscription
Revenues:
Total revenues		7,480		7,695
IFRS 15 Adjustment | Maintenance
Revenues:
Total revenues		613		(1,068)
IFRS 15 Adjustment | Perpetual license
Revenues:
Total revenues		(2,310)		(507)
IFRS 15 Adjustment | Other
Revenues:
Total revenues		$ 1,245		$ 628

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.